UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3657


                      Scudder State Tax-Free Income Series
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Florida Tax-Free Income Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)            Value ($)
                                                                                  --------------------------------------

Municipal Investments 98.7%
Florida 91.3%
Broward County, FL, Airport Revenue, Airport Systems Revenue, Series E,
AMT, 5.25%, 10/1/2012 (a)                                                                1,000,000            1,059,730
Dade County, FL, County General Obligation Lease, Governmental Leasing
Corp., Series C, 9.0%, 4/1/2020                                                          1,025,000            1,058,312
Dade County, FL, Water & Sewer System, 6.25%, 10/1/2011 (a)                                500,000              589,250
Escambia County, FL, Hospital & Healthcare Revenue, 5.95%, 7/1/2020 (a)                  1,000,000            1,022,830
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole
Tribe Convention, Series A, 10.0%, 10/1/2033                                               750,000              919,515
Florida, Pollution Control Revenue, Water Pollution Control Financing
Authority, 5.5%, 1/15/2014                                                               1,000,000            1,115,620
Florida, Public Housing Revenue, Homeowner Mortgage, Series 7, AMT, 5.2%,
1/1/2031 (a)                                                                               975,000            1,005,976
Florida, State General Obligation, Loan Council, Series A, 5.25%,
5/1/2019 (a)                                                                             1,000,000            1,075,620
Florida, State General Obligation, State Board of Education, Series D,
5.375%, 6/1/2019                                                                         1,000,000            1,092,700
Florida, Village Center Community Development District, Utilities Revenue,
6.0%, 11/1/2018 (a)                                                                      1,250,000            1,487,912
Fort Pierce, FL, Electric Revenue, Zero Coupon, 10/1/2018 (a)                            2,000,000            1,053,800
Gainesville, FL, Electric Revenue, Series B, 6.5%, 10/1/2010                             1,370,000            1,608,065
Highlands County, FL, Hospital & Healthcare Revenue, 5.25%, 11/15/2020                   1,000,000            1,027,120
Hillsborough County, FL, Industrial Development Authority Revenue,
University Community Hospital Project, Series A, 6.5%, 8/15/2019 (a)                     1,000,000            1,228,260
Hillsborough County, FL, Sales & Special Tax Revenue, School District,
5.375%, 10/1/2016 (a)                                                                    1,000,000            1,103,480
Jacksonville, FL, Sales & Special Tax Revenue, Local Government
5.5% , 10/1/2018 (a)                                                                     1,000,000            1,149,520
Marion County, FL, Hospital & Healthcare Revenue, 5.625%, 10/1/2019                      1,000,000            1,041,750
Melbourne, FL, Water & Sewer Revenue, Zero Coupon, 10/1/2016 (a)                         1,350,000              805,113
Miami Beach, FL, Water & Sewer Revenue, 5.75%, 9/1/2017 (a)                                725,000              816,843
Nassau County, FL, Senior Care Revenue, Amelia Island Care Center Project,
Series A, 9.75%, 1/1/2023                                                                  945,000              965,507
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities,
Series A, ETM, 6.25% , 10/1/2016 (a)                                                     2,120,000            2,594,244
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities
Authority, Orlando Regional Healthcare:
5.75%, 12/1/2032                                                                         1,000,000            1,053,410
Series A, 6.25% , 10/1/2016 (a)                                                            880,000            1,062,406
Series A, 6.25%, 10/1/2018 (a)                                                             500,000              602,885
Orlando, FL, Airport Revenue, AMT, 5.75%, 10/1/2011 (a)                                  1,690,000            1,883,978
Orlando, FL, Electric Revenue, Community Utilities, 6.75% , 10/1/2017                    3,000,000            3,710,640
Orlando, FL, Other Revenue Lease, Capital Improvements, Series A, 4.75%,
10/1/2022                                                                                1,600,000            1,615,392
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project,
Series A, 5.8%, 5/1/2026                                                                   500,000              501,240
Orlando, FL, Transportation/Tolls Revenue, Expressway Authority, 6.5%,
7/1/2012 (a)                                                                             1,000,000            1,200,170
Palm Beach County, FL, Airport Revenue, Airport System, 5.75%,
10/1/2014 (a)                                                                            1,000,000            1,154,560
Palm Beach County, FL, Project Revenue, Criminal Justice Facilities Revenue,
7.2%, 6/1/2015 (a)                                                                         110,000              140,852
Pensacola, FL, Hospital & Healthcare Revenue, Daughters of Charity National
Healthcare, Prerefunded, 144A, 5.25%, 1/1/2011                                           1,700,000            1,704,760
Seminole County, FL, Sales & Special Tax Revenue, 5.375%, 10/1/2019 (a)                  1,000,000            1,096,270
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5% , 10/1/2018 (a)                2,500,000            2,850,700
Tallahassee, FL, Electric Revenue, Energy Systems, Series A, 5.25%,
10/1/2014 (a)                                                                            1,000,000            1,119,070
Tallahassee, FL, Electric Revenue, Energy Systems Revenue, 5.5%,
10/1/2016 (a)                                                                            1,005,000            1,146,484
Tampa Bay, FL, Sales & Special Tax Revenue, Tampa Bay Arena Project,
5.75%, 10/1/2020 (a)                                                                     2,075,000            2,440,179
Tampa Bay, FL, Water & Sewer Revenue, Prerefunded, 5.625%, 10/1/2013 (a)(b)              1,850,000            2,110,610
Tampa, FL, Electric Revenue, Zero Coupon, 10/1/2014 (a)                                  3,165,000            2,083,140
Tampa, FL, Industrial Development Revenue, Occupational License Tax,
Series A, 5.375%, 10/1/2017 (a)                                                          1,000,000            1,102,400
Tampa, FL, Sales & Special Tax Revenue, Series A, 5.375% , 10/1/2017 (a)                   500,000              551,110
Westchase, FL, Special Assessment Revenue, Community Development District,
5.8%, 5/1/2012 (a)                                                                       2,965,000            3,163,299
                                                                                                            -----------
                                                                                                             56,114,722


California 0.4%
California, General Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040                        250,000              244,493
                                                                                                            -----------


Puerto Rico 5.9%
Puerto Rico Commonwealth, Sales & Special Tax Revenue, Inverse Floater,
144A, 10.728%*, 7/1/2016 (a)                                                             1,000,000            1,387,420
Puerto Rico Commonwealth, State General Obligation, 6.25%, 7/1/2013 (a)                  1,850,000            2,217,595
                                                                                                            -----------
                                                                                                              3,605,015

Virgin Islands 1.1%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority,
Series A, 6.5%, 10/1/2024                                                                  600,000              690,354
                                                                                                            -----------


                                                                                           % of
                                                                                        Net Assets             Value ($)
                                                                                        ----------             ---------

Total Investment Portfolio  (Cost $54,721,909)                                                98.7           60,654,584
Other Assets and Liabilities, Net                                                              1.3              789,177
                                                                                                            -----------
Net Assets                                                                                   100.0           61,443,761


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for the more traditional municipal securities. These securities, amounting to $1,387,420 aggregating 2.3% of net assets, are shown at their current rate as of November 30, 2004.

(a) Bond is insured by one of these companies:

                                                                            As of % of Total
Insurance Coverage                                                        Investment Portfolio
-----------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Assurance Corp.                                         16.2
-----------------------------------------------------------------------------------------------------------
FGIC               Financial Guaranty Insurance Company                          20.4
-----------------------------------------------------------------------------------------------------------
FSA                Financial Security Assurance                                  3.5
-----------------------------------------------------------------------------------------------------------
MBIA               Municipal Bond Investors Assurance                            29.7
-----------------------------------------------------------------------------------------------------------

(b) At November 30, 2004 these securities have been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2004, open futures contracts sold were as follows:

                                                                                                              Unrealized
                       Expiration                            Aggregated                                      Appreciation/
Futures                   Date        Contracts               Face Value ($)      Value ($)               (Depreciation) ($)
---------------------------------------------------------------------------------------------------------------------------------
10 YR CBT
Swap Future            3/14/2005             5                 552,001            544,063                       7,938
---------------------------------------------------------------------------------------------------------------------------------

At November 30, 2004, open interest rate swaps were as follows:

    Effective/                                                          Cash Flows               Net Unrealized
    Expiration          Notional           Cash Flows Paid              Received by the          Appreciation/
       Date            Amount ($)            by the Fund                   Fund               (Depreciation) ($)
---------------------------------------------------------------------------------------------------------------------
    1/27/2005
    1/27/2015           8,500,000          +Fixed - 5.175%          Floating - LIBOR                 (232,900)
---------------------------------------------------------------------------------------------------------------------

+                  Citibank NA
LIBOR: Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Florida Tax-Free Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Florida Tax-Free Income Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Florida Tax-Free Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Florida Tax-Free Income Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004